Forward Stock Split (Details Narrative)	Jun. 26, 2017
Common Stock
Forward split description	On June 26, 2017 FINRA approved a 6 to 1 forward split, all numbers reflected in the Financial Statements account for the forward split and have been retroactively adjusted.